Description of Business and Summary of Accounting Principles - Stock Split (Details)	1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2022 shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Description of Business and Summary of Accounting Principles
Stock split conversion ratio	2	2
Net loss | $		$ (9,095,263)	$ (6,364,096)	$ (13,690,947)	$ (11,814,968)
Accumulated deficit | $		$ (46,858,710)		$ (37,763,447)	$ (24,072,500)
Aggregate authorized shares	150,000,000
Common stock, shares authorized	90,000,000	90,000,000		90,000,000	90,000,000
Preferred Stock, shares authorized	60,000,000